Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2015
Registrant Name	dei_EntityRegistrantName	FIDELITY ABERDEEN STREET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000880195
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 16, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jul. 16, 2015
Prospectus Date	rr_ProspectusDate	Apr. 29, 2015